MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL
MONEY MARKET TRUST                                      Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter New York Municipal Money Market Trust for the six-month period ended June 30, 1999.

Tax-free money-market yields moved upward during this period, following the lead of the taxable money market. This increase in yield reversed the trend of the latter half of 1998 and reflected the market's response to the persistent strength in the U.S. economy. The steady release of robust economic data prompted the Federal Reserve Board to adopt a bias toward higher short-term interest rates in mid-May. The anticipated Fed tightening became reality at the end of June when the federal funds rate was increased from 4.75 percent to 5.00 percent. At the same time, however, the Fed reverted to a neutral stance that appeared to make prospects for another rate hike less likely over the near term. This had a stabilizing effect on the fixed-income markets.


MUNICIPAL MONEY MARKET OVERVIEW

Within the municipal money market, the trend of interest rates was most apparent among securities maturing in six months to one year. Early in the year, one-year yields declined moderately as demand for securities outstripped supply, but from late February through the end of June, yields moved higher along with taxable money-market yields. The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, registered a net increase of 35 basis points, from 3.04 percent at the end of December 1998 to 3.39 percent in late June. Nevertheless, one-year yields as measured by the Index were still 20 basis points lower at the end of June compared to one year earlier. The ratio of the One Year Note Index to the yield for one-year U.S. Treasury bills was 66 percent at the end of June, unchanged from a year earlier. A stable ratio means that performance of securities in this sector of the municipal market has tracked the performance of Treasuries with comparable maturities.

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999, continued


At the short end of the tax-free money market, interest rates fluctuated in a wider pattern. Yields for variable-rate demand obligations (VRDOs) with daily and weekly rate changes were driven primarily by changing cash flows and fluctuated more widely than yields for longer maturities. Yields for weekly VRDOs moved over a 180-basis-point range from a low of 2.20 percent in early February, when cash inflows were strong, to a high of 4.00 percent during tax season in April. However, during periods when supply and demand were in balance, the municipal money market yield curve was flat with little difference between one-year note yields and yields for daily or weekly VRDOs. The average yield for weekly VRDOs was approximately 3.10 percent for the first half of 1999. This was comparable to the average yield for one-year notes over the same period.


PERFORMANCE AND PORTFOLIO STRATEGY

Morgan Stanley Dean Witter New York Municipal Money Market Trust's annualized net investment income ratio was 2.16 percent for the six-month period ended June 30, 1999. The Fund's thirty-day average yield was 2.26 percent as of June 30, 1999.

On June 30, the Fund's net assets totaled $69.1 million with 63 percent of the Fund's portfolio invested in VRDOs. New York-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 29 percent and 8 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments. The Fund has had no exposure to Asian bank letters of credit or liquidity facilities for more than three years.

At the end of June the Fund's average maturity was 48 days, up from 32 days at the end of December. The Fund's weighted average maturity is usually extended each year between mid-June and early July when newly issued one-year tax and revenue anticipation notes (TRANs) come to market in large supply. The addition of longer fixed-rate securities smoothes out portfolio yields by offsetting some of the yield volatility of VRDOs with daily and weekly rate changes.


LOOKING AHEAD

With the rate change in June the Federal Reserve Board has confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth by taking back some of the liquidity it provided in the fall of 1998. In this environment the Fund's average maturity will be monitored carefully in order to meet the stated objectives of stability of principal and liquidity.

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999, continued


On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter New York Municipal Money Market Trust and look forward to continuing to serve your investment objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON       DEMAND
 THOUSANDS                                                                                   RATE+        DATE*        VALUE
--------------------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (64.3%)
            Babylon Industrial Development Agency,
 $  1,400    OFS Equity of Babylon Ser 1989 (AMT) .......................................... 3.80%      07/01/99    $ 1,400,000
    2,500    Ogden Martin System Ser 1998 (FSA) ............................................ 3.10       07/08/99      2,500,000
    1,200   New York City Cultural Resources Trust, Museum of Broadcasting Ser 1989 ........ 3.25       07/08/99      1,200,000
    2,700   New York City Housing Development Corporation, James Tower 1994 Ser A .......... 3.15       07/08/99      2,700,000
            New York City Industrial Development Agency,
    1,000    National Audubon Society Inc Ser 1989 ......................................... 3.35       07/01/99      1,000,000
      700    The Calhoun School Inc Ser 1990 ............................................... 3.45       07/08/99        700,000
      950    The Columbia Grammar & Preparatory School Ser 1994 ............................ 3.30       07/08/99        950,000
      900   New York City Municipal Water Finance Authority, 1994 Ser C (FGIC) ............. 3.70       07/01/99        900,000
    2,000   New York City Transitional Finance Authority, Fiscal 1999 Ser A Subser A-1 ..... 3.50       07/08/99      2,000,000
    2,200   New York Local Government Assistance Corporation, Ser 1994B .................... 3.25       07/08/99      2,200,000
            New York State Dormitory Authority,
      800    Cornell University Ser 1990B .................................................. 3.40       07/01/99        800,000
    1,500    New York Public Library Ser 1998 B ............................................ 3.25       07/08/99      1,500,000
    1,500    Oxford University Press Inc Ser 1993 .......................................... 3.50       07/01/99      1,500,000
    1,000    The Metropolitan Museum of Art Ser 1993A ...................................... 3.25       07/08/99      1,000,000
            New York State Energy Research & Development Authority,
    2,600    Brooklyn Union Gas Co Ser A-2 (MBIA) .......................................... 3.15       07/08/99      2,600,000
    3,000    Central Hudson Gas & Electric Corp Ser 1985 B ................................. 3.50       07/08/99      3,000,000
    2,000    Electric & Gas 1985 A ......................................................... 3.00       03/15/00      2,000,000
    1,300    New York State Electric & Gas Corp Ser 1994 D ................................. 3.80       07/01/99      1,300,000
            New York State Housing Finance Agency,
    3,000    East 84th Street Ser A (AMT) .................................................. 3.30       07/08/99      3,000,000
    2,000    Normandie Court II 1987 Ser A (AMT) ........................................... 3.55       07/08/99      2,000,000
    3,000    Service Contract 1998 Ser A ................................................... 3.35       07/08/99      3,000,000
    1,000   New York State Medical Care Facilities Finance Agency, Lenox Hill Hospital
             1990 Ser A .................................................................... 3.15       07/08/99      1,000,000
    1,500   Port Authority of New York & New Jersey, Ser 2 ................................. 3.60       07/01/99      1,500,000
    2,000   St Lawrence County Industrial Development Agency, Reynolds Metals Co Ser
             1995 (AMT)** .................................................................. 3.20       07/08/99      2,000,000
    1,000   Yonkers Industrial Development Agency, Sarah Lawrence College Ser 1997
             (MBIA) ........................................................................ 3.20       07/08/99      1,000,000
            PUERTO RICO
    1,700   Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A
             (AMBAC) ....................................................................... 3.10       07/08/99      1,700,000
                                                                                                                    -----------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $44,450,000) .......................................................................     44,450,000
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

                                                                                         YIELD TO
 PRINCIPAL                                                                               MATURITY
 AMOUNT IN                                                       COUPON      MATURITY   ON DATE OF
 THOUSANDS                                                        RATE         DATE      PURCHASE       VALUE
-----------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT COMMERCIAL PAPER (29.6%)
            Long Island Power Authority,
 $  1,000    Electric System Subser 3 ........................... 3.25%      08/31/99     3.25%      $ 1,000,000
    1,000    Electric System Subser 3 ........................... 3.05       09/09/99     3.05         1,000,000
    1,000    Electric System Subser 3 ........................... 3.25       10/13/99     3.25         1,000,000
            Metropolitan Transportation Authority,
    1,000    Transit Facilities Ser CP-1 Subser A BANs .......... 3.05       10/07/99     3.05         1,000,000
    1,000    Transit Facilities Ser CP-1 Subser B BANs .......... 3.05       09/13/99     3.05         1,000,000
    1,000    Transit Facilities Ser CP-1 Subser B BANs .......... 3.20       10/14/99     3.20         1,000,000
            New York City,
    1,000    1994 Ser H Subser H-3 (FSA) ........................ 3.10       08/11/99     3.10         1,000,000
    1,000    1994 Ser H Subser H-3 (FSA) ........................ 3.10       08/17/99     3.10         1,000,000
    1,500   New York State, Ser V BANs .......................... 3.05       08/12/99     3.05         1,500,000
            New York State Dormitory Authority,
    1,000    Columbia University 1997 Issue ..................... 3.15       07/14/99     3.15         1,000,000
    1,000    Columbia University 1997 Issue ..................... 3.00       08/10/99     3.00         1,000,000
    1,000    Columbia University 1997 Issue ..................... 3.30       09/03/99     3.30         1,000,000
            New York State Environmental Quality,
    1,000    Ser 1997 A ......................................... 2.80       07/28/99     2.80         1,000,000
    1,000    Ser 1998 A ......................................... 3.00       08/04/99     3.00         1,000,000
    1,000    Ser 1998 A ......................................... 3.10       08/09/99     3.10         1,000,000
            New York State Power Authority,
    1,000    Ser 2 .............................................. 2.90       07/20/99     2.90         1,000,000
    1,000    Ser 2 .............................................. 3.15       08/05/99     3.15         1,000,000
            PUERTO RICO
            Puerto Rico Government Development Bank,
    1,000    Ser 1996 ........................................... 3.00       07/16/99     3.00         1,000,000
    1,000    Ser 1996 ........................................... 3.00       09/08/99     3.00         1,000,000
    1,000    Ser 1996 ........................................... 2.85       10/19/99     2.85         1,000,000
                                                                                                     -----------
            TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
            (Amortized Cost $20,500,000) ........................................................     20,500,000
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

                                                                                                      YIELD TO
 PRINCIPAL                                                                                            MATURITY
 AMOUNT IN                                                                    COUPON      MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE         DATE      PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (8.7%)
 $  1,500   Half Hollow Hills Central School District, Ser 1999-2000 TANs,
             dtd 07/08/99 (WI) ............................................... 4.00%      06/29/00     3.35%      $  1,509,195
    1,000   Monroe County, Ser 1998 BANs, dtd 07/24/98 ....................... 4.00       07/23/99     3.60          1,000,233
    1,500   Smithtown Central School District, Ser 1999-2000 TANs,
             dtd 06/29/99 .................................................... 4.00       06/26/00     3.35          1,509,293
    2,000   Westchester County, Ser 1999 TANs, dtd 02/25/99 .................. 2.83       12/30/99     2.83          2,000,000
                                                                                                                  ------------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Amortized Cost $6,018,721) ......................................................................       6,018,721
                                                                                                                  ------------
            TOTAL INVESTMENTS (Amortized Cost $70,968,721) (a) ...................................   102.6%         70,968,721
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .......................................    (2.6)         (1,820,337)
                                                                                                     -----        ------------
            NET ASSETS ...........................................................................   100.0%       $ 69,148,384
                                                                                                     =====        ============

---------------
AMT     Alternative Minimum Tax.
BANs    Bond Anticipation Notes.
TANs    Tax Anticipation Notes.
 WI     Security purchased on a "when-issued" basis.
 +      Rate shown is the rate in effect at June 30, 1999.
 *      Date on which the principal amount can be recovered through demand.
 ** This security has been segregated in connection with the purchase of a "when-issued" security.
(a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
 AMBAC  AMBAC Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
  FSA   Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (amortized cost $70,968,721) .........................................   $ 70,968,721
Cash ...................................................................         26,533
Interest receivable ....................................................        294,687
Prepaid expenses .......................................................          7,340
                                                                           ------------
  TOTAL ASSETS .........................................................     71,297,281
                                                                           ------------
LIABILITIES:
Payable for:
  Investments purchased ................................................      1,509,195
  Shares of beneficial interest repurchased ............................        530,171
  Investment management fee ............................................         33,238
  Plan of distribution fee .............................................          6,647
Accrued expenses .......................................................         69,646
                                                                           ------------
  TOTAL LIABILITIES ....................................................      2,148,897
                                                                           ------------
  NET ASSETS ...........................................................   $ 69,148,384
                                                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ........................................................   $ 69,148,330
Accumulated undistributed net investment income ........................             54
                                                                           ------------
  NET ASSETS ...........................................................   $ 69,148,384
                                                                           ============
NET ASSET VALUE PER SHARE,
  69,148,330 shares outstanding (unlimited shares authorized of $.01 par
  value) ...............................................................          $1.00
                                                                                  =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ................................  $1,122,059
                                                  ----------
EXPENSES
Investment management fee ......................     188,667
Plan of distribution fee .......................      36,717
Professional fees ..............................      31,421
Transfer agent fees and expenses ...............      20,250
Shareholder reports and notices ................      17,101
Trustees' fees and expenses ....................       9,338
Custodian fees .................................       3,298
Registration fees ..............................       2,691
Other ..........................................       2,689
                                                  ----------
  TOTAL EXPENSES ...............................     312,172
Less: expense offset ...........................      (3,298)
                                                  ----------
  NET EXPENSES .................................     308,874
                                                  ----------
NET INVESTMENT INCOME AND NET INCREASE .........  $  813,185
                                                  ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1999   DECEMBER 31, 1998
                                                       --------------- ------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $   813,185         $ 1,530,141
Net realized gain ....................................           --                 421
                                                        -----------         -----------
  NET INCREASE .......................................      813,185           1,530,562
Dividends from net investment income .................     (813,200)         (1,530,092)
Net increase (decrease) from transactions in shares of
  beneficial interest ................................   (7,931,453)         27,743,794
                                                        -----------         -----------
  NET INCREASE (DECREASE) ............................   (7,931,468)         27,744,264

NET ASSETS:
Beginning of period ..................................   77,079,852          49,335,588
                                                        -----------         -----------
  END OF PERIOD
   (Including undistributed net investment income of
   $54 and $69, respectively) ........................  $69,148,384         $77,079,852
                                                        ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICES

Morgan Stanley Dean Witter New York Municipal Money Market Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1999 aggregated $84,368,540 and $90,230,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,625. At June 30, 1999, the Fund had an accrued pension liability of $48,652 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                            FOR THE SIX        FOR THE YEAR
                                                            MONTHS ENDED           ENDED
                                                           JUNE 30, 1999     DECEMBER 31, 1998
                                                           -------------     -----------------
                                                             (unaudited)
Shares sold ...........................................      73,841,668         177,790,665
Shares issued in reinvestment of dividends ............         813,200           1,530,092
                                                             ----------         -----------
                                                             74,654,868         179,320,757
Shares repurchased ....................................     (82,586,321)       (151,576,963)
                                                            -----------        ------------
Net increase (decrease) in shares outstanding .........      (7,931,453)         27,743,794
                                                            ===========        ============

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED       ------------------------------------------------------------
                                               JUNE 30, 1999         1998         1997         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........      $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                                     -----           -----        -----        -----        -----        -----
Net income from investment operations .........      0.011           0.025        0.026        0.025        0.028        0.018

Less dividends from net investment income .....     (0.011)         (0.025)      (0.026)      (0.025)      (0.028)      (0.018)
                                                     -----           -----        -----        -----        -----        -----
Net asset value, end of period ................      $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                                     =====           =====        =====        =====        =====        =====
TOTAL RETURN ..................................       1.08%(1)        2.53%        2.68%        2.53%        2.84%        1.78%

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................       0.83%(2)(3)     0.87%(3)     0.96%(3)     0.95%(3)     1.01%(3)     1.03%
Net investment income .........................       2.16%(2)        2.48%        2.64%        2.48%        2.79%        1.75%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......    $69,148         $77,080      $49,336      $40,758      $39,108      $39,629

-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of the expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

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TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
NEW YORK MUNICIPAL
MONEY MARKET TRUST


[Graphic]


SEMIANNUAL REPORT
JUNE 30, 1999